Notes Related to the Consolidated Statements of Financial Position - Summary of Shareholders' Equity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Beginning balance (in shares)	17,940,035	17,937,559
Free shares (in shares)	6,743	2,476
Conversion of convertible notes ("OCA") (in shares)	2,094,704
Exercise of warrants (in shares)	16,080
Ending balance (in shares)	20,057,562	17,940,035